UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Granite Advisors LLC
Address: 20 N. Clark Street
         34th Floor
         Chicago, IL  60602

13F File Number:  028-12450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew S. MacLean, JD
Title:     Chief Compliance Officer & General Counsel
Phone:     312-368-1442

Signature, Place, and Date of Signing:

  /s/  Matthew S. MacLean     Chicago, IL     April 30, 2013

RED GRANITE ADVISORS LLC IS NOW PART OF ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $388,418 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      831    23530 SH       SOLE                    23530        0        0
ABBVIE INC                     COM              00287Y109      948    23255 SH       SOLE                    23255        0        0
AMAZON COM INC                 COM              023135106     8071    30285 SH       SOLE                    30285        0        0
AMERICAN EXPRESS CO            COM              025816109     9896   146699 SH       SOLE                   146699        0        0
AMPHENOL CORP NEW              CL A             032095101      213     2850 SH       SOLE                     2850        0        0
APPLE INC                      COM              037833100    15852    35811 SH       SOLE                    35811        0        0
BIOGEN IDEC INC                COM              09062X103    14198    73709 SH       SOLE                    73709        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      348     8446 SH       SOLE                     8446        0        0
CATERPILLAR INC DEL            COM              149123101      205     2362 SH       SOLE                     2362        0        0
CELGENE CORP                   COM              151020104    16043   138408 SH       SOLE                   138408        0        0
CERNER CORP                    COM              156782104     9715   102544 SH       SOLE                   102544        0        0
CHEVRON CORP NEW               COM              166764100     9295    78225 SH       SOLE                    78225        0        0
CITRIX SYS INC                 COM              177376100     6363    88187 SH       SOLE                    88187        0        0
CLOROX CO DEL                  COM              189054109      267     3020 SH       SOLE                     3020        0        0
COCA COLA CO                   COM              191216100    11808   291978 SH       SOLE                   291978        0        0
COLGATE PALMOLIVE CO           COM              194162103     6048    51244 SH       SOLE                    51244        0        0
CONOCOPHILLIPS                 COM              20825C104     6473   107699 SH       SOLE                   107699        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9630    90758 SH       SOLE                    90758        0        0
DEERE & CO                     COM              244199105    10457   121616 SH       SOLE                   121616        0        0
E M C CORP MASS                COM              268648102     7277   304613 SH       SOLE                   304613        0        0
EMERSON ELEC CO                COM              291011104    11396   203968 SH       SOLE                   203968        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    10508   182372 SH       SOLE                   182372        0        0
EXXON MOBIL CORP               COM              30231G102     7737    85862 SH       SOLE                    85862        0        0
FASTENAL CO                    COM              311900104    14776   287869 SH       SOLE                   287869        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106      716    18069 SH       SOLE                    18069        0        0
FLUOR CORP NEW                 COM              343412102     9028   136100 SH       SOLE                   136100        0        0
GILEAD SCIENCES INC            COM              375558103    15179   310157 SH       SOLE                   310157        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1263    26921 SH       SOLE                    26921        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    10062    68382 SH       SOLE                    68382        0        0
GOOGLE INC                     CL A             38259P508    15030    18925 SH       SOLE                    18925        0        0
INTEGRYS ENERGY GROUP INC      COM              45822P105      256     4395 SH       SOLE                     4395        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     8166    38284 SH       SOLE                    38284        0        0
INTUIT                         COM              461202103     8643   131637 SH       SOLE                   131637        0        0
JOHNSON & JOHNSON              COM              478160104     1030    12637 SH       SOLE                    12637        0        0
KIMBERLY CLARK CORP            COM              494368103     1397    14253 SH       SOLE                    14253        0        0
LAS VEGAS SANDS CORP           COM              517834107     9941   176419 SH       SOLE                   176419        0        0
LKQ CORP                       COM              501889208     7217   331669 SH       SOLE                   331669        0        0
MCDONALDS CORP                 COM              580135101    11872   119089 SH       SOLE                   119089        0        0
MERCK & CO INC NEW             COM              58933Y105      210     4748 SH       SOLE                     4748        0        0
MICROSOFT CORP                 COM              594918104     5144   179817 SH       SOLE                   179817        0        0
MONSANTO CO NEW                COM              61166W101     9604    90924 SH       SOLE                    90924        0        0
NEKTAR THERAPEUTICS            COM              640268108      140    12720 SH       SOLE                    12720        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1052    14764 SH       SOLE                    14764        0        0
PRAXAIR INC                    COM              74005P104     6595    59130 SH       SOLE                    59130        0        0
PRICELINE COM INC              COM NEW          741503403     9242    13430 SH       SOLE                    13430        0        0
PROCTER & GAMBLE CO            COM              742718109      634     8225 SH       SOLE                     8225        0        0
QUALCOMM INC                   COM              747525103    12500   186740 SH       SOLE                   186740        0        0
STARBUCKS CORP                 COM              855244109     8987   157810 SH       SOLE                   157810        0        0
STERICYCLE INC                 COM              858912108    10248    96512 SH       SOLE                    96512        0        0
SYSCO CORP                     COM              871829107      629    17871 SH       SOLE                    17871        0        0
TRIMBLE NAVIGATION LTD         COM              896239100     8762   292248 SH       SOLE                   292248        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1088    22140 SH       SOLE                    22140        0        0
VISA INC                       COM CL A         92826C839     9273    54600 SH       SOLE                    54600        0        0
WALGREEN CO                    COM              931422109    10536   220963 SH       SOLE                   220963        0        0
WAL-MART STORES INC            COM              931142103      350     4682 SH       SOLE                     4682        0        0
YUM BRANDS INC                 COM              988498101     5269    73239 SH       SOLE                    73239        0        0